Annual Total Returns- SmartRetirement Blend 2040 Fund (I Shares) [BarChart] - I Shares - SmartRetirement Blend 2040 Fund - Class I	2013	2014	2015	2016	2017	2018	2019	2020
Total	20.76%	6.75%	(1.42%)	8.53%	19.96%	(8.19%)	23.49%	12.75%